Portfolio of Investments March 31, 2025
SPXX
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.2%
306531060 COMMON STOCKS - 98 .6% 306531060
AUTOMOBILES & COMPONENTS - 1.6%
2,442 Harley-Davidson Inc $ 61,660
6,488 (a) Lucid Group Inc 15,701
8,627 (a),(b) QuantumScape Corp 35,888
5,089 (a),(b) Rivian Automotive Inc, Class A 63,358
18,022 (a) Tesla Inc 4,670,582
TOTAL AUTOMOBILES & COMPONENTS 4,847,189
BANKS - 3.7%
43,985 Bank of America Corp 1,835,494
22,295 Citigroup Inc 1,582,722
85 First Citizens BancShares Inc/NC, Class A 157,600
4,948 First Horizon Corp 96,090
24,320 JPMorgan Chase & Co 5,965,696
158 (a) Texas Capital Bancshares Inc 11,803
26,944 Wells Fargo & Co 1,934,310
126 Wintrust Financial Corp 14,170
TOTAL BANKS 11,597,885
CAPITAL GOODS - 5.7%
292 AAON Inc 22,814
506 Acuity Inc 133,255
2,372 AGCO Corp 219,576
5,115 (a) Archer Aviation Inc, Class A 36,368
15,620 (a) Array Technologies Inc 76,069
769 Atkore Inc 46,132
3,549 (a) Bloom Energy Corp, Class A 69,773
5,148 (a) Boeing Co/The 877,991
2,021 BWX Technologies Inc 199,372
627 Carlisle Cos Inc 213,494
4,996 Caterpillar Inc 1,647,681
16,723 CNH Industrial NV 205,358
1,029 Curtiss-Wright Corp 326,471
3,017 Deere & Co 1,416,029
5,038 Eaton Corp PLC 1,369,480
740 EMCOR Group Inc 273,526
930 Esab Corp 108,345
1,709 GE Vernova Inc 521,724
5,193 General Electric Co 1,039,379
5,399 Graco Inc 450,871
1,527 HEICO Corp 407,999
8,713 Honeywell International Inc 1,844,978
6,141 Illinois Tool Works Inc 1,523,029
121 Lincoln Electric Holdings Inc 22,888
2,947 Lockheed Martin Corp 1,316,454
595 (a) MasTec Inc 69,442
344 (a) NANO Nuclear Energy Inc 9,102
4,656 (a) NEXTracker Inc, Class A 196,204
728 (a) NuScale Power Corp 10,308
1,377 Oshkosh Corp 129,548
2,476 Owens Corning 353,622
84 Powell Industries Inc 14,308
16,125 RTX Corp 2,135,918
5,380 (a) Shoals Technologies Group Inc, Class A 17,862
386 (a) Spirit AeroSystems Holdings Inc, Class A 13,302
6,096 (a) Sunrun Inc 35,723
511 Valmont Industries Inc 145,824
637 Watsco Inc 323,787
TOTAL CAPITAL GOODS 17,824,006

Portfolio of Investments March 31, 2025
(continued)
SPXX

SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
3,007 Booz Allen Hamilton Holding Corp $ 314,472
587 (a) CACI International Inc, Class A 215,382
463 (a) Clarivate PLC 1,819
786 (a) Clean Harbors Inc 154,921
2,741 (a) GEO Group Inc/The 80,065
1,156 Insperity Inc 103,150
3,689 KBR Inc 183,749
1,061 RB Global Inc 106,418
2,149 Science Applications International Corp 241,268
3,175 SS&C Technologies Holdings Inc 265,208
998 TransUnion 82,824
791 TriNet Group Inc 62,679
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,811,955
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.8%
1,191 (a) Abercrombie & Fitch Co, Class A 90,957
1,035 Academy Sports & Outdoors Inc 47,206
2,086 Advance Auto Parts Inc 81,792
67,195 (a),(c) Amazon.com Inc 12,784,521
5,023 American Eagle Outfitters Inc 58,367
839 (a) AutoNation Inc 135,851
1,122 (a) Burlington Stores Inc 267,406
53 (a) Carvana Co 11,081
1,137 Dick's Sporting Goods Inc 229,174
1,918 (a) GameStop Corp, Class A 42,810
4,272 Gap Inc/The 88,046
9,417 Home Depot Inc/The 3,451,236
343 Lithia Motors Inc 100,684
552 Murphy USA Inc 259,335
809 (a) PDD Holdings Inc 95,745
100 (a) RH 23,441
1,148 (a) Urban Outfitters Inc 60,155
3,972 (a) Valvoline Inc 138,265
1,384 (a) Victoria's Secret & Co 25,715
1,450 (a) Wayfair Inc, Class A 46,444
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 18,038,231
CONSUMER DURABLES & APPAREL - 0.9%
1,909 (a) Capri Holdings Ltd 37,665
1,423 Cricut Inc, Class A 7,328
136 Installed Building Products Inc 23,319
8,589 KB Home 499,193
2,416 (a) Mattel Inc 46,943
982 Meritage Homes Corp 69,604
11,673 NIKE Inc, Class B 741,002
4,237 Polaris Inc 173,463
4,723 Somnigroup International Inc 282,813
4,744 (a) Taylor Morrison Home Corp 284,830
2,028 Toll Brothers Inc 214,136
63 (a) TopBuild Corp 19,212
5,835 (a) Under Armour Inc, Class C 34,718
5,233 VF Corp 81,216
1,198 Whirlpool Corp 107,976
1,500 (a) YETI Holdings Inc 49,650
TOTAL CONSUMER DURABLES & APPAREL 2,673,068
CONSUMER SERVICES - 1.8%
3,882 Aramark 134,006
331 Booking Holdings Inc 1,524,887
2,536 Boyd Gaming Corp 166,945
555 (a) Bright Horizons Family Solutions Inc 70,507
2,395 (a) DraftKings Inc, Class A 79,538
2,846 Hyatt Hotels Corp 348,635
8,883 McDonald's Corp 2,774,783

SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
2,984 Papa John's International Inc $ 122,583
1,641 (a) Planet Fitness Inc 158,537
1,485 Service Corp International/US 119,097
234 (a) Shake Shack Inc, Class A 20,632
741 (a) Sweetgreen Inc, Class A 18,540
855 Travel + Leisure Co 39,578
364 Wingstop Inc 82,111
TOTAL CONSUMER SERVICES 5,660,379
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.6%
2,512 (a) BJ's Wholesale Club Holdings Inc 286,619
410 Casey's General Stores Inc 177,957
3,962 Costco Wholesale Corp 3,747,180
826 (a) Performance Food Group Co 64,948
2,961 (a) US Foods Holding Corp 193,827
40,986 Walmart Inc 3,598,161
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 8,068,692
ENERGY - 3.5%
6,192 Antero Midstream Corp 111,456
1,429 (a) Antero Resources Corp 57,789
1,887 ChampionX Corp 56,233
1,985 Cheniere Energy Inc 459,329
18,545 Chevron Corp 3,102,393
1,575 Core Natural Resources Inc 121,432
30,381 Exxon Mobil Corp 3,613,212
5,031 HF Sinclair Corp 165,419
3,278 Liberty Energy Inc 51,891
9,526 Magnolia Oil & Gas Corp, Class A 240,627
6,358 Marathon Petroleum Corp 926,297
13,380 Murphy Oil Corp 379,992
2,592 Northern Oil & Gas Inc 78,356
4,568 NOV Inc 69,525
12,160 Ovintiv Inc 520,448
1,389 PBF Energy Inc, Class A 26,516
6,958 Peabody Energy Corp 94,281
21,917 Permian Resources Corp 303,550
4,093 Range Resources Corp 163,433
3,783 SM Energy Co 113,301
8,230 TechnipFMC PLC 260,809
419 (a) Tidewater Inc 17,711
17,734 (a),(b) Transocean Ltd 56,217
TOTAL ENERGY 10,990,217
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
10,431 Agree Realty Corp 805,169
2,104 American Healthcare REIT Inc 63,751
6,767 American Homes 4 Rent, Class A 255,860
6,622 Americold Realty Trust Inc 142,108
15,872 Brixmor Property Group Inc 421,402
11,123 CareTrust REIT Inc 317,895
7,025 Cousins Properties Inc 207,237
1,740 EastGroup Properties Inc 306,501
8,331 Equity LifeStyle Properties Inc 555,678
10,582 First Industrial Realty Trust Inc 571,005
8,436 Gaming and Leisure Properties Inc 429,392
1,542 Hudson Pacific Properties Inc 4,549
10,680 Independence Realty Trust Inc 226,736
2,264 Lamar Advertising Co, Class A 257,598
2,787 Macerich Co/The 47,853
11,527 NNN REIT Inc 491,626
6,283 Omega Healthcare Investors Inc 239,257
7,163 Phillips Edison & Co Inc 261,378
4,436 Rexford Industrial Realty Inc 173,669

Portfolio of Investments March 31, 2025
(continued)
SPXX

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
940 Ryman Hospitality Properties Inc $ 85,954
5,765 Sabra Health Care REIT Inc 100,715
497 SL Green Realty Corp 28,677
1,922 Sun Communities Inc 247,246
1,521 Terreno Realty Corp 96,158
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 6,337,414
FINANCIAL SERVICES - 9.1%
890 (a) Affirm Holdings Inc 40,219
20,947 AGNC Investment Corp 200,672
1,817 Ally Financial Inc 66,266
6,384 American Express Co 1,717,615
5,651 Annaly Capital Management Inc 114,772
14,795 (a),(c) Berkshire Hathaway Inc, Class B 7,879,521
304 (a) Coinbase Global Inc, Class A 52,358
4,161 Corebridge Financial Inc 131,363
5,499 Equitable Holdings Inc 286,443
3,860 Goldman Sachs Group Inc/The 2,108,679
1,068 Interactive Brokers Group Inc, Class A 176,850
8,753 Intercontinental Exchange Inc 1,509,893
508 LPL Financial Holdings Inc 166,187
7,480 Mastercard Inc, Class A 4,099,938
7,780 MGIC Investment Corp 192,788
14,535 Morgan Stanley 1,695,798
440 PennyMac Financial Services Inc 44,048
4,239 Radian Group Inc 140,184
3,649 (a) Robinhood Markets Inc, Class A 151,871
8,150 Rocket Cos Inc, Class A 98,371
3,398 S&P Global Inc 1,726,524
319 (a) Shift4 Payments Inc, Class A 26,066
6,607 (a) SoFi Technologies Inc 76,839
2,490 (a) StoneCo Ltd, Class A 26,095
1,592 (a) Toast Inc, Class A 52,807
1,119 Tradeweb Markets Inc, Class A 166,127
468 (a) Upstart Holdings Inc 21,542
909 Virtu Financial Inc, Class A 34,651
14,045 Visa Inc, Class A 4,922,211
1,609 Voya Financial Inc 109,026
16,810 Western Union Co/The 177,850
4,511 XP Inc, Class A 62,026
TOTAL FINANCIAL SERVICES 28,275,600
FOOD, BEVERAGE & TOBACCO - 3.0%
846 Cal-Maine Foods Inc 76,901
2,911 (a) Celsius Holdings Inc 103,690
46,630 Coca-Cola Co/The 3,339,640
857 (a) Darling Ingredients Inc 26,773
646 (a) Freshpet Inc 53,728
2,784 Ingredion Inc 376,425
16,493 PepsiCo Inc 2,472,960
13,092 Philip Morris International Inc 2,078,093
4,686 (a) Pilgrim's Pride Corp 255,434
3,247 (a) Post Holdings Inc 377,821
TOTAL FOOD, BEVERAGE & TOBACCO 9,161,465
HEALTH CARE EQUIPMENT & SERVICES - 4.7%
18,190 Abbott Laboratories 2,412,904
2,730 (a) Acadia Healthcare Co Inc 82,774
4,199 (a) agilon health Inc 18,182
483 (a) AMN Healthcare Services Inc 11,814
23,584 (a) Boston Scientific Corp 2,379,154
335 Chemed Corp 206,132
1,637 (a) Doximity Inc, Class A 94,995
2,253 Encompass Health Corp 228,184

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
2,277 (a) Globus Medical Inc, Class A $ 166,676
1,044 (a) Haemonetics Corp 66,346
569 (a) ICU Medical Inc 79,011
170 (a) Inspire Medical Systems Inc 27,078
3,572 (a) Intuitive Surgical Inc 1,769,104
1,265 (a) Lantheus Holdings Inc 123,464
1,911 McKesson Corp 1,286,084
1,383 (a) Merit Medical Systems Inc 146,197
433 (a) Penumbra Inc 115,789
593 (a) Privia Health Group Inc 13,313
631 (a) PROCEPT BioRobotics Corp 36,762
651 (a) STAAR Surgical Co 11,477
1,929 Teleflex Inc 266,569
1,806 (a) Tenet Healthcare Corp 242,907
279 (a) TransMedics Group Inc 18,771
8,674 UnitedHealth Group Inc 4,543,007
1,340 (a) Veeva Systems Inc, Class A 310,384
TOTAL HEALTH CARE EQUIPMENT & SERVICES 14,657,078
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
1,282 (a) BellRing Brands Inc 95,458
10,505 (a) Coty Inc, Class A 57,462
1,117 (a) elf Beauty Inc 70,137
22,455 Procter & Gamble Co/The 3,826,781
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,049,838
INSURANCE - 2.6%
5,688 Arthur J Gallagher & Co 1,963,725
650 Hanover Insurance Group Inc/The 113,068
196 Kinsale Capital Group Inc 95,395
117 (a) Markel Group Inc 218,744
8,946 Marsh & McLennan Cos Inc 2,183,092
4,947 Old Republic International Corp 194,021
1,472 (a) Oscar Health Inc, Class A 19,298
1,422 Primerica Inc 404,602
1,161 Reinsurance Group of America Inc 228,601
436 RenaissanceRe Holdings Ltd 104,640
1,930 RLI Corp 155,037
439 Ryan Specialty Holdings Inc 32,429
1,002 Selective Insurance Group Inc 91,723
6,012 Travelers Cos Inc/The 1,589,934
7,525 Unum Group 612,986
TOTAL INSURANCE 8,007,295
MATERIALS - 1.9%
7,632 (a) Axalta Coating Systems Ltd 253,153
3,089 Berry Global Group Inc 215,643
2,824 Cabot Corp 234,787
2,782 (a) Coeur Mining Inc 16,470
4,146 Crown Holdings Inc 370,072
28,867 Dow Inc 1,008,036
12,941 Element Solutions Inc 292,596
3,761 FMC Corp 158,677
9,989 Graphic Packaging Holding Co 259,315
14,773 Hecla Mining Co 82,138
212 (a) Ingevity Corporation 8,393
1,550 Louisiana-Pacific Corp 142,569
13,862 LyondellBasell Industries NV, Class A 975,885
351 (a) Magnera Corp 6,374
6,615 (a),(b) MP Materials Corp 161,472
152 NewMarket Corp 86,100
1,562 Olin Corp 37,863
555 Reliance Inc 160,256
2,738 Royal Gold Inc 447,690

Portfolio of Investments March 31, 2025
(continued)
SPXX

SHARES DESCRIPTION VALUE
MATERIALS (continued)
3,446 RPM International Inc $ 398,633
1,203 Scotts Miracle-Gro Co/The 66,033
974 Silgan Holdings Inc 49,791
2,798 Southern Copper Corp 261,501
3,022 United States Steel Corp 127,710
TOTAL MATERIALS 5,821,157
MEDIA & ENTERTAINMENT - 8.7%
44,594 Alphabet Inc, Class A 6,896,016
34,375 (c) Alphabet Inc, Class C 5,370,406
16 (a) AMC Entertainment Holdings Inc, Class A 46
240 Cable One Inc 63,785
1,107 (a) Liberty Media Corp-Liberty Formula One, Class A 90,187
200 (a) Liberty Media Corp-Liberty Live, Class A 13,448
16,581 Meta Platforms Inc 9,556,625
3,464 (a) Netflix Inc 3,230,284
2,539 (a) Pinterest Inc, Class A 78,709
1,010 (a) ROBLOX Corp, Class A 58,873
641 (a) Roku Inc 45,152
721 (a) Spotify Technology SA 396,572
12,340 Walt Disney Co/The 1,217,958
TOTAL MEDIA & ENTERTAINMENT 27,018,061
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.4%
15,731 (c) AbbVie Inc 3,295,959
2,527 (a) Alkermes PLC 83,442
202 (a) Axsome Therapeutics Inc 23,559
436 (a) Blueprint Medicines Corp 38,590
1,144 (a) Bridgebio Pharma Inc 39,548
6,385 Eli Lilly & Co 5,273,435
1,767 (a) Exact Sciences Corp 76,493
4,414 (a) Exelixis Inc 162,965
10,694 (a) Geron Corp 17,003
70 (a),(b) GRAIL Inc 1,788
1,621 (a) Halozyme Therapeutics Inc 103,436
1,230 (a) Immunovant Inc 21,021
267 (a) Insmed Inc 20,369
428 (a) Intra-Cellular Therapies Inc 56,462
1,667 (a) Ionis Pharmaceuticals Inc 50,293
346 (a) Janux Therapeutics Inc 9,342
20,875 Johnson & Johnson 3,461,910
123 (a) Madrigal Pharmaceuticals Inc 40,741
395 (a) Medpace Holdings Inc 120,353
23,452 Merck & Co Inc 2,105,052
371 (a) Metsera Inc 10,099
2,922 (a) Novavax Inc 18,730
5,559 Organon & Co 82,774
50,011 Pfizer Inc 1,267,279
1,574 (a) Protagonist Therapeutics Inc 76,119
224 (a) Repligen Corp 28,502
5,665 Royalty Pharma PLC 176,351
586 (a) SpringWorks Therapeutics Inc 25,860
845 (a) TG Therapeutics Inc 33,318
3,729 Thermo Fisher Scientific Inc 1,855,550
2,534 (a) Vertex Pharmaceuticals Inc 1,228,534
1,917 (a) Viking Therapeutics Inc 46,296
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 19,851,173
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,231 (a) Jones Lang LaSalle Inc 305,177
4,753 (a) Opendoor Technologies Inc 4,848
1,785 (a) Zillow Group Inc, Class C 122,380
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 432,405

SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.9%
574 (a) Allegro MicroSystems Inc $ 14,425
5,912 Analog Devices Inc 1,192,273
11,856 (c) Applied Materials Inc 1,720,543
814 (a) Axcelis Technologies Inc 40,431
34,176 Broadcom Inc 5,722,088
1,432 Entegris Inc 125,271
3,050 Marvell Technology Inc 187,789
169,172 NVIDIA Corp 18,334,861
119 (a) Onto Innovation Inc 14,440
554 (a) Qorvo Inc 40,115
10,222 QUALCOMM Inc 1,570,201
1,524 (a) Rigetti Computing Inc 12,070
693 (a) Semtech Corp 23,839
10,200 Texas Instruments Inc 1,832,940
521 Universal Display Corp 72,669
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 30,903,955
SOFTWARE & SERVICES - 9.8%
3,469 (a) Adobe Inc 1,330,466
1,592 Amdocs Ltd 145,668
451 (a) Appfolio Inc, Class A 99,175
1,684 (a) Aurora Innovation Inc 11,325
712 (a) BlackLine Inc 34,475
2,027 (a) Box Inc, Class A 62,553
1,236 (a) C3.ai Inc, Class A 26,018
16,632 (a) CCC Intelligent Solutions Holdings Inc 150,187
2,995 (a),(b) Cleanspark Inc 20,126
3,875 Clear Secure Inc, Class A 100,401
3,174 (a) Clearwater Analytics Holdings Inc, Class A 85,063
805 (a) Cloudflare Inc, Class A 90,715
2,686 (a) Confluent Inc, Class A 62,960
670 (a) Docusign Inc 54,538
7,313 (a) Dropbox Inc, Class A 195,330
3,681 (a) D-Wave Quantum Inc 27,976
1,425 (a) Dynatrace Inc 67,189
515 (a) Elastic NV 45,887
1,043 (a) Gitlab Inc, Class A 49,021
1,251 (a) Guidewire Software Inc 234,387
320 InterDigital Inc 66,160
4,146 International Business Machines Corp 1,030,944
2,495 Intuit Inc 1,531,905
659 (a) Manhattan Associates Inc 114,033
3,381 (a) MARA Holdings Inc 38,882
51,339 Microsoft Corp 19,272,147
550 (a) MicroStrategy Inc, Class A 158,549
2,273 (a) Nutanix Inc, Class A 158,678
14,001 Oracle Corp 1,957,480
280 Pegasystems Inc 19,466
684 (a) Rapid7 Inc 18,133
5,124 Salesforce Inc 1,375,077
2,769 (a) SentinelOne Inc, Class A 50,340
1,325 (a) ServiceNow Inc 1,054,886
704 (a),(b) SoundHound AI Inc 5,716
387 (a) SPS Commerce Inc 51,367
2,900 (a) Tenable Holdings Inc 101,442
2,685 (a),(b) Terawulf Inc 7,330
1,020 (a) Trade Desk Inc/The, Class A 55,814
2,746 (a) Unity Software Inc 53,794
2,287 (a) Varonis Systems Inc 92,509
2,140 (a) Vertex Inc, Class A 74,921
410 (a) Wix.com Ltd 66,986
785 (a) Workiva Inc 59,589

Portfolio of Investments March 31, 2025
(continued)
SPXX

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
703 (a) Zscaler Inc $ 139,489
TOTAL SOFTWARE & SERVICES 30,449,097
TECHNOLOGY HARDWARE & EQUIPMENT - 8.4%
103,319 (c) Apple Inc 22,950,249
403 (a) Arrow Electronics Inc 41,844
311 Avnet Inc 14,956
2,523 (a) Ciena Corp 152,465
43,703 Cisco Systems Inc 2,696,912
984 Cognex Corp 29,353
1,796 (a) Coherent Corp 116,632
87 (a) Fabrinet 17,183
133 (a) Insight Enterprises Inc 19,949
583 (a) Itron Inc 61,075
1,321 (a) Pure Storage Inc, Class A 58,481
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 26,159,099
TELECOMMUNICATION SERVICES - 1.0%
2,306 (a),(b) AST SpaceMobile Inc 52,438
839 Cogent Communications Holdings Inc 51,439
1,918 (a) Frontier Communications Parent Inc 68,779
1,483 Iridium Communications Inc 40,516
20,069 (a) Lumen Technologies Inc 78,671
607 Telephone and Data Systems Inc 23,515
1,094 (a),(b) United States Cellular Corp 75,650
57,225 Verizon Communications Inc 2,595,726
TOTAL TELECOMMUNICATION SERVICES 2,986,734
TRANSPORTATION - 1.3%
942 Copa Holdings SA, Class A 87,097
935 (a) GXO Logistics Inc 36,540
397 (a) Saia Inc 138,724
13,000 (a) Uber Technologies Inc 947,180
6,904 Union Pacific Corp 1,631,001
8,775 United Parcel Service Inc, Class B 965,162
1,308 (a) XPO Inc 140,715
TOTAL TRANSPORTATION 3,946,419
UTILITIES - 2.2%
2,058 Black Hills Corp 124,818
4,609 (b) Brookfield Renewable Corp 128,683
19,937 Clearway Energy Inc, Class C 603,493
17,920 Duke Energy Corp 2,185,702
14,290 Essential Utilities Inc 564,884
6,831 (a) Hawaiian Electric Industries Inc 74,800
5,952 IDACORP Inc 691,741
2,125 New Jersey Resources Corp 104,253
23,444 OGE Energy Corp 1,077,486
837 Otter Tail Corp 67,270
11,239 Portland General Electric Co 501,259
69 Southwest Gas Holdings Inc 4,954
6,569 TXNM Energy Inc 351,310
14,575 UGI Corp 481,995
TOTAL UTILITIES 6,962,648
TOTAL COMMON STOCKS
(Cost $95,879,881) 306,531,060
SHARES DESCRIPTION VALUE
5162220 EXCHANGE-TRADED FUNDS - 1 .6% 5162220
8,000 SPDR S&P 500 ETF Trust 4,475,120
2,500 Vanguard Total Stock Market ETF 687,100
TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,674,934) 5,162,220

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Investments in Derivatives
TYPE DESCRIPTION(d)
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT (e)
EXERCISE
PRICE
EXPIRATION
DATE VALUE
OPTIONS PURCHASED - 0 .0%
Call Lockheed Martin Corp 50 $ 2,750,000 $ 550 06/20/25 $ 6,125
TOTAL OPTIONS PURCHASED
(Cost $18,250) 50 $ 2,750,000 6,125
TOTAL LONG-TERM INVESTMENTS
(Cost $100,573,065) 311,699,405
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
429,186 (f) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .360% (g) 429,186
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $429,186) 429,186
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.1%
6,364,501 REPURCHASE AGREEMENTS - 2 .1% 6,364,501
$ 6,364,501 (h) Fixed Income Clearing Corporation 1 .360 04/01/25 6,364,501
TOTAL REPURCHASE AGREEMENTS
(Cost $6,364,501) 6,364,501
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,364,501) 6,364,501
TOTAL INVESTMENTS - 102 .4%
(Cost $ 107,366,752 ) 318,493,092
OTHER ASSETS & LIABILITIES, NET -  (2.4)% (7,542,054)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 310,951,038
ADR American Depositary Receipt
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $407,580.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) Exchange-traded, unless otherwise noted.
(e) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 1.360% dated 3/31/25 to be repurchased at $6,364,741 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 5/15/43, valued at $6,491,913.
Options Written
Type Description (a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call S&P 500 Index (125) $ (70,500,000) $ 5,640 4/17/25 $ (1,041,250)
Call S&P 500 Index (30) (17,700,000) 5,900 4/17/25 (15,150)
Call S&P 500 Index (10) (6,000,000) 6,000 4/30/25 (4,250)
Call S&P 500 Index (85) (51,850,000) 6,100 4/30/25 (11,475)
Call S&P 500 Index (50) (30,000,000) 6,000 5/02/25 (29,000)
Call S&P 500 Index (55) (32,725,000) 5,950 5/16/25 (105,325)
Total Options Written (premiums received $2,146,397) (355) $(208,775,000) $(1,206,450)

Portfolio of Investments March 31, 2025
(continued)
SPXX

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Exchange-traded, unless otherwise noted.
(b) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
SPXX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 306,531,060 $ – $ – $ 306,531,060
Exchange-Traded Funds 5,162,220 – – 5,162,220
Options Purchased 6,125 – – 6,125
Investments Purchased with Collateral from Securities
Lending 429,186 – – 429,186
Short-Term Investments:
Repurchase Agreements – 6,364,501 – 6,364,501
Investments in Derivatives:
Options Written (1,206,450) – – (1,206,450)
Total $ 310,922,141 $ 6,364,501 $ – $ 317,286,642